Pledged Assets and Collateral (Associated Liabilities Collateralized by Pledged Assets) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2022	Mar. 31, 2021
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Deposits	¥ 910	¥ 764
Payables under repurchase agreements	5,864	6,334
Payables under securities lending transactions	645	1,185
Other short-term borrowings	5,113	6,272
Long-term debt	542	192
Total	¥ 13,074	¥ 14,747